Long-term debt - Schedule of Minimum Repayments for Balances Outstanding with Respect to Credit Facilities (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Debt Instrument [Line Items]
Long Term Debt	$ 3,241,618	$ 3,090,944
Term loan credit facilities [Member]
Debt Instrument [Line Items]
2014	51,785
2015	54,668
2016	56,455
2017	98,129
2018	179,340
Thereafter	532,400
Long Term Debt	972,777	803,002
Revolving credit facilities [Member]
Debt Instrument [Line Items]
2014	336,374
2015	129,920
2016	139,478
2017	181,794
2018	145,521
Thereafter	1,335,754
Long Term Debt	$ 2,268,841	$ 2,287,942